Document and Entity Information	Aug. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Aug. 28, 2018
Registrant Name	PACIFIC SELECT FUND
Central Index Key	0000813900
Amendment Flag	false
Document Creation Date	Aug. 28, 2018
Document Effective Date	Aug. 28, 2018
Prospectus Date	May 01, 2018